Investment in Affiliates (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 08, 2015	Jun. 30, 2015	Jun. 30, 2014
Schedule of Equity Method Investments [Line Items]
Loss due to deconsolidation		$ (1,347,106)	$ 0
Equity in net earnings of affiliate		8,851	$ 0
Ocean Rig UDW Inc.
Schedule of Equity Method Investments [Line Items]
Investment in Ocean Rig	$ 514,047	$ 378,888
Loss due to deconsolidation	$ (1,347,106)
Share Price	$ 6.96	$ 5.13
Equity in net earnings of affiliate		$ 114,275